Issued Capital - Summary of Common Shares Issued and Outstanding (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2018
Disclosure of classes of share capital [abstract]
Discount applied to average share price in determining number of shares to be issued under DRIP	3.00%